Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 42,452
Impairment	(165)	$ 0
Ending balance	41,527	42,452
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(3,656)	(3,634)
Effect of movements in foreign exchange	(16)	41
Amortization	(715)	(622)
Impairment	(165)
Disposals	62	254
Transfer (to)/from other asset categories and other movements	132	305
Ending balance	(4,358)	(3,656)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	46,108	48,465
Effect of movements in foreign exchange	(789)	(79)
Acquisitions through business combinations	162	99
Acquisitions and expenditures	557	631
Disposals	(142)	(259)
Disposals through the sale of subsidiaries		(29)
Transfer (to)/from other asset categories and other movements	(11)	(2,720)
Ending balance	45,885	46,108
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	40,042
Ending balance	39,386	40,042
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Impairment	(9)
Ending balance	(41)	(32)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	40,074
Effect of movements in foreign exchange	(839)
Acquisitions through business combinations	157
Acquisitions and expenditures	35
Ending balance	39,427	40,074
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,179
Ending balance	959	1,179
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,595)
Effect of movements in foreign exchange	12
Amortization	(297)
Impairment	(156)
Disposals	18
Transfer (to)/from other asset categories and other movements	(54)
Ending balance	(2,072)	(1,595)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,774
Effect of movements in foreign exchange	(6)
Acquisitions and expenditures	190
Disposals	(23)
Transfer (to)/from other asset categories and other movements	96
Ending balance	3,031	2,774
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	743
Ending balance	791	743
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,851)
Effect of movements in foreign exchange	(29)
Amortization	(364)
Disposals	35
Transfer (to)/from other asset categories and other movements	28
Ending balance	(2,181)	(1,851)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,594
Effect of movements in foreign exchange	42
Acquisitions and expenditures	53
Disposals	(38)
Transfer (to)/from other asset categories and other movements	321
Ending balance	2,972	2,594
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	488
Ending balance	391	488
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(178)
Effect of movements in foreign exchange	1
Amortization	(54)
Disposals	9
Transfer (to)/from other asset categories and other movements	158
Ending balance	(64)	(178)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	666
Effect of movements in foreign exchange	14
Acquisitions through business combinations	5
Acquisitions and expenditures	279
Disposals	(81)
Transfer (to)/from other asset categories and other movements	(428)
Ending balance	$ 455	$ 666